THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON AUGUST 14, 2002. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON AUGUST 14, 2001).

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  JUNE 30, 2001

                  Check here if Amendment [X]:  Amendment No. 1

                        This Amendment (Check only one):

                              [ ] is a restatement

                         [X] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY  10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY           August 21, 2002
---------------------------        ------------------------    -----------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $107,093   (thousands)



List of Other Included Managers:          None


                                             FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2   Column 3    Column 4       Column 5         Column 6    Column 7         Column 8

                              Title of   CUSIP       Value       Shares or  SH/ Put/  Investment   Other         Voting Authority
  Name of Issuer               Class               (x$1000)      Prin. Amt. PRN Call  Discretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

Alexander & Baldwin Inc.        com      014482103   $ 14,971     581,400   SH         Sole                     581,400
Ball Corp                       com      058498106   $  3,572      75,100   SH         Sole                      75,100
Flowserve Corp.                 com      34354P105   $  4,920     160,000   SH         Sole                     160,000
Harsco Corp.                    com      415864107   $ 39,735   1,464,600   SH         Sole                   1,464,600
Kennametal Inc.                 com      489170100   $ 43,354   1,174,900   SH         Sole                   1,174,900
Terex Corp.                     com      880779103   $    541      25,500   SH         Sole                      25,500